Revolving Credit and Security Agreement	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Revolving Credit and Security Agreement

NOTE J – REVOLVING CREDIT AND SECURITY AGREEMENT

On March 26, 2012, the Parent Company, NeoGenomics Laboratories (“Borrower”), and CapitalSource Finance LLC (“Capital Source”) entered into a First Amendment (the “Amendment”) to the Amended and Restated Revolving Credit and Security Agreement, dated April 26, 2010 (the “Amended and Restated Credit Agreement” or the “Credit Facility”). The Amended and Restated Credit Agreement amended and restated the original Revolving Credit and Security Agreement dated February 1, 2008, as amended, among the Parent Company, Borrower and CapitalSource (the “Original Credit Agreement”). The terms of the Amendment and the Amended and Restated Credit Agreement are substantially similar except that the Amendment, among other things:

I.)	Increased the maximum principal amount of the revolving credit facility (the “Facility Cap”) to $8.0 million from $5.0 million; provided, that the Borrower may request to increase the Facility Cap twice during the term of the Amended and Restated Credit Agreement in increments of $1.0 million to a maximum of $10,000,000;

II.)	Extended the term of the Amended and Restated Credit Agreement to March 26, 2015;

III.)	Revised the definition of “Minimum Termination Fee” to be:

a.	2.5% of the Facility Cap if the “Revolver Termination” (as defined in the Agreement) is at any time before March 26, 2013;
b.	1.5% of the Facility Cap if the Revolver Termination is after March 26, 2013 but before March 26, 2014;

c.	0.5% of the Facility Cap if the Revolver Termination is on or after March 26, 2014; and

d.	That there shall be no Minimum Termination Fee if the Revolver Termination occurs within five (5) days of the end of the term.

IV.)	Modified the definition of “Permitted Indebtedness” and “Fixed Charge Coverage Ratio”; and

V.)	Amended Section 3.1 of the Amended and Restated Credit Agreement by deleting “the LIBOR shall be not less than 2.0%” and replacing it with “the LIBOR shall be not less than 1.0%”.

We paid Capital Source a commitment fee of $80,000 in connection with the Amendment.

On January 25, 2013 the Borrower and CapitalSource entered into the Second Amendment to the Amended and Restated Revolving Credit and Security Agreement, dated April 26, 2010. The Second Amendment:

I.)	Increased the Facility Cap to $10.0 million from $9.0 million; provided, that the Borrower may request to increase the Facility Cap twice during the term of the Amended and Restated Credit Agreement in increments of $1.0 million to a maximum of $12,000,000 on or after January 31, 2013;

II.)	Amended Annex 1 of the Credit Facility as follows:

a)	Deleted Section 2 of the Annex 1 in its entirety and replaced it with the following:

2. Minimum Cash Velocity

For each Test Period, measured as of the last day of each calendar month ending on or after December 31, 2012, Collections of Accounts of Borrowers collectively shall not be less than the Cash Velocity Percentage of Borrowers net revenue for the Revenue Period less the bad debt expense recognized on the income statement for such Revenue Period.

b)	Added the following definition to the definitions set forth in such Annex in the appropriate alphabetic order:

“Cash Velocity Percentage” means (a) 80% for the period beginning December 31, 2012 and ending on March 31, 2013 and (b) 87.5% at all other times.

We paid Capital Source a commitment fee of $10,000 in connection with the Second Amendment.

On January 24, 2014 the Borrower and CapitalSource entered into a Third Amendment (the “Third Amendment”) to the Amended and Restated Credit Agreement. The terms of the Third Amendment amended Annex I of the credit agreement to delete the definition of Cash Velocity Percentage in its entirety and to replace it with the following:

Cash Velocity Percentage – shall mean (a) 80% for the period beginning December 31, 2012 and ending on March 31, 2013, (b) 75% for the period beginning December 1, 2013 and ending on March 31, 2014 and (c) 87.5% at all other times.

We paid Capital Source a commitment fee of $5,000 in connection with the Third Amendment.

On July 8, 2014 NeoGenomics Laboratories, (“Borrower”) Path Labs, LLC, (“New Borrower”) and CapitalSource entered into a Joinder and Fourth Amendment (the “Fourth Amendment”) to the Amended and Restated Credit Agreement. The fourth amendment added the New Borrower to the credit agreement and allowed for them to borrow under the facility. All other terms of the credit agreement remained unchanged.

On August 26, 2014 we repaid all outstanding amounts and terminated the facility. We paid Capital Source termination fees of $61,000 in connection with the termination. We also wrote off unamortized debt issuance costs of approximately $37,000.